UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CORDA Investment Management, LLC
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024-1626

Form 13F File Number:  028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel               Houston, TX              April 30, 2013
      ------------------               -----------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   299,892
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                        TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
          NAME OF ISSUER                 CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
VODAFONE GROUP PLC ADR              SPONS ADR NEW    92857W209      14,363     505,750          Yes        No                   x
INTEL CORP                          COM              458140100      13,901     636,488          Yes        No                   x
MACK-CALI REALTY CORP               COM              554489104      13,026     455,299          Yes        No                   x
ROYAL DUTCH SHELL PLC ADS CLASS B   SPON ADR B       780259107      12,428     185,997          Yes        No                   x
JOHNSON & JOHNSON                   COM              478160104      11,951     146,580          Yes        No                   x
SANOFI ADR                          SPONSORED ADR    80105N105      11,713     229,310          Yes        No                   x
TOTAL S A SPONSORED ADR             SPONSORED ADR    89151E109      11,364     236,848          Yes        No                   x
CME GROUP INC                       COM              12572Q105      10,762     175,249          Yes        No                   x
PEPSICO INC                         COM              713448108      10,661     134,759          Yes        No                   x
DU PONT E I DE NEMOURS & CO         COM              263534109      10,586     215,334          Yes        No                   x
LEUCADIA NATL CORP                  COM              527288104      10,547     384,508          Yes        No                   x
POTASH CORP                         COM              73755L107      10,336     263,347          Yes        No                   x
HEALTH CARE REIT INC                COM              42217K106       8,014     118,009          Yes        No                   x
PFIZER INC                          COM              717081103       7,453     258,253          Yes        No                   x
COCA COLA CO                        COM              191216100       7,407     183,157          Yes        No                   x
EXXON MOBIL CORPORATION             COM              30231G102       7,389      81,995          Yes        No                   x
ENERPLUS CORP                       COM              292766102       7,325     501,368          Yes        No                   x
SIEMENS A.G. ADR                    SPONSORED ADR    826197501       7,167      66,481          Yes        No                   x
MERCK & CO INC.                     COM              58933Y105       6,635     150,113          Yes        No                   x
PIONEER SOUTHWEST ENERGY            UNIT LP INT      72388B106       6,621     271,014          Yes        No                   x
SPECTRA ENERGY CORP                 COM              847560109       6,597     214,525          Yes        No                   x
MOLSON COORS BREWING CL B           CL B             60871R209       6,288     128,509          Yes        No                   x
NOVARTIS AG ADR                     SPONSORED ADR    66987V109       6,251      87,750          Yes        No                   x
PENN WEST PETE LTD                  COM              707887105       6,069     564,026          Yes        No                   x
PROCTER GAMBLE CO                   COM              742718109       5,994      77,788          Yes        No                   x
UNILEVER PLC ADR                    SPON ADR NEW     904767704       5,723     135,493          Yes        No                   x
WAL-MART STORES                     COM              931142103       5,649      75,490          Yes        No                   x
VALLEY NATL BANCORP                 COM              919794107       5,312     518,748          Yes        No                   x
VERIZON COMMUNICATIONS              COM              92343V104       5,298     107,786          Yes        No                   x
GLAXO SMITHKLINE PLC ADR            SPONSORED ADR    37733W105       4,875     103,925          Yes        No                   x
BANK OF NEW YORK MELLON CORP        COM              064058100       4,736     169,219          Yes        No                   x
MCDONALDS CORP                      COM              580135101       3,998      40,108          Yes        No                   x
LINNCO LLC                          COMSHS LTD INT   535782106       3,931     100,672          Yes        No                   x
MONDELEZ INTL INC                   CL A             609207105       3,785     123,614          Yes        No                   x
SASOL LTD ADR                       SPONSORED ADR    803866300       3,440      77,591          Yes        No                   x
PHILIP MORRIS INTL                  COM              718172109       3,362      36,260          Yes        No                   x
CONOCOPHILLIPS CORP                 COM              20825C104       2,461      40,942          Yes        No                   x
BERKSHIRE HATHAWAY INC DEL CL B     CL B NEW         84670702        2,164      20,767          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF   SHRT TRM CORP BD 92206C409       2,154      26,812          Yes        No                   x
KRAFT FOODS INC CL A                Common Stock     50075N104       2,142      41,573          Yes        No                   x
CHEVRON CORP                        COM              166764100       2,001      16,838          Yes        No                   x
AGL RESOURCES INC                   COM              001204106       1,707      40,680          Yes        No                   x
XCEL ENERGY INC                     COM              98389B100       1,417      47,713          Yes        No                   x
WISDOMTREE INTL DIVIDENDS EX FIN    INTL DIV EX FINL 97717W786       1,350      32,057          Yes        No                   x
GRAN TIERRA ENERGY INC              COM              38500T101       1,265     215,220          Yes        No                   x
LINN ENERGY LLC UNITS               UNIT LTD LIAB    536020100       1,165      30,681          Yes        No                   x
WISDOMTREE EMERGING MARKETS EQTY    EMERG MKTS ETF   97717W315       1,109      20,135          Yes        No                   x